Events After Balance Sheet Date - Additional Information (Detail) - Announcement of plan to discontinue operation [member] $ in Billions, $ in Billions	Jul. 19, 2019 USD ($)	Jul. 19, 2019 AUD ($)
Disclosure of non-adjusting events after reporting period [line items]
Divestment of business	$ 11.3	$ 16.0
Descrition of events after reporting period	On 19 July 2019, the company announced an agreement to divest its Australian business (Carlton & United Breweries) to Asahi Group Holdings, Ltd. (Asahi) for 16.0 billion Australian dollar, equivalent to approximately 11.3 billion US dollar, in enterprise value for an implied multiple of 14.9x 2018 normalized EBITDA. As part of this transaction, the company will grant Asahi rights to commercialize its portfolio of global and international brands in Australia. This transaction is subject to customary closing conditions, including but not limited to regulatory approvals in Australia, and is expected to close by the first quarter of 2020.	On 19 July 2019, the company announced an agreement to divest its Australian business (Carlton & United Breweries) to Asahi Group Holdings, Ltd. (Asahi) for 16.0 billion Australian dollar, equivalent to approximately 11.3 billion US dollar, in enterprise value for an implied multiple of 14.9x 2018 normalized EBITDA. As part of this transaction, the company will grant Asahi rights to commercialize its portfolio of global and international brands in Australia. This transaction is subject to customary closing conditions, including but not limited to regulatory approvals in Australia, and is expected to close by the first quarter of 2020.